Transactions With Related Parties (Details) - Schedule of Income (Expense) Recorded Due to Transactions With Related Parties - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income (Expense) Recorded Due to Transactions With Related Parties [Line Items]
Fee and commission income and expenses	$ 547,066	$ 502,640	$ 407,269
Other operating income and expenses	8,048	3,807	5,539
Group entities
Schedule of Income (Expense) Recorded Due to Transactions With Related Parties [Line Items]
Interest income and inflation-indexation adjustments	(9,081)	(45,542)	(44,196)
Fee and commission income and expenses	170,996	176,603	157,236
Net income (expense) from financial operations and net foreign exchange gain (loss)	329,701	233,651	(690,780)
Other operating income and expenses	3,755	964	1,311
Key personnel compensation and expenses	0	0	0
Administrative and other expenses	(123,221)	(95,561)	(78,435)
Associates entities
Schedule of Income (Expense) Recorded Due to Transactions With Related Parties [Line Items]
Interest income and inflation-indexation adjustments	2,581	1,471	(13)
Fee and commission income and expenses	(63,150)	87,987	86,581
Net income (expense) from financial operations and net foreign exchange gain (loss)	134,224	(162,980)	(47,993)
Other operating income and expenses	(588)	(734)	(619)
Key personnel compensation and expenses	0	0	0
Administrative and other expenses	(4,677)	(1,120)	(82,771)
Key personnel
Schedule of Income (Expense) Recorded Due to Transactions With Related Parties [Line Items]
Interest income and inflation-indexation adjustments	2,133	1,717	4,198
Fee and commission income and expenses	208	250	261
Net income (expense) from financial operations and net foreign exchange gain (loss)	0	0	(217)
Other operating income and expenses	0	0	0
Key personnel compensation and expenses	(41,598)	(43,941)	(32,739)
Administrative and other expenses	0	0	0
Other
Schedule of Income (Expense) Recorded Due to Transactions With Related Parties [Line Items]
Interest income and inflation-indexation adjustments	71	(41)	79
Fee and commission income and expenses	21	24	15
Net income (expense) from financial operations and net foreign exchange gain (loss)	0	0	27
Other operating income and expenses	0	0	0
Key personnel compensation and expenses	0	0	0
Administrative and other expenses	$ 0	$ 0	$ 0